INCOME TAX - Tax Rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Corporate income tax rate	25.00%	25.00%
The United States
INCOME TAX
Federal tax rate	21.00%
State income tax rate	9.00%
Mainland China
INCOME TAX
Corporate income tax rate	25.00%
Mainland China | Minimum
INCOME TAX
Extension of unused tax losses expiry term	5 years
Mainland China | Maximum
INCOME TAX
Extension of unused tax losses expiry term	10 years